Administrative Expenses	6 Months Ended
Jun. 30, 2017
Administrative Expenses
Administrative expenses

17. Administrative Expenses

Administrative expenses are summarized as follows:

Ff
	Six Months Ended
	June 30,
	2017	2016
	(in US$’000)
Staff costs, office and general expenses	8,154	6,826
Legal and professional fees	3,309	2,562
Other costs	552	570
	12,015	9,958